Offerings - Offering: 1	Apr. 02, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Class A ordinary shares, par value $0.0005 per share
Amount Registered | shares	43,354,155
Proposed Maximum Offering Price per Unit	8.77
Maximum Aggregate Offering Price	$ 380,215,939.35
Fee Rate	0.01381%
Amount of Registration Fee	$ 52,507.82
Offering Note	The Class A ordinary shares of Pony AI Inc. (the "Registrant") registered hereunder are represented by the Registrant's American depositary shares ("ADSs"), each representing one Class A ordinary share, par value $0.0005 per share. The registrant's ADSs issuable upon deposit of the Class A ordinary shares have been registered under a separate registration statement on Form F-6 (333- 283216). The amount registered represents Class A ordinary shares which are issuable upon exercise of options and pursuant to other awards granted under the 2026 Share Scheme (the "Scheme") of the Registrant. Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement is deemed to cover an indeterminate number of Class A ordinary shares which may be offered and issued to prevent dilution resulting from share splits, share dividends or similar transactions as provided in the Scheme. The proposed maximum offering price per unit, which is estimated solely for the purposes of calculating the registration fee under Rule 457(h) and Rule 457(c) under the Securities Act, is based on US$8.77 per ADS, the average of the high and low prices for the Registrant's ADSs as quoted on the Nasdaq Global Select Market on March 30, 2026. The amount of registration fee has been rounded to the nearest cent.